CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents
	December 31,
	2025	2024
	US Dollars in thousands
US Dollar	47,157	56,141
New Israeli Shekel	239,952	4,939
Euro	8,295	4,758
British pound sterling	5,577	5,169
Australian Dollar	2,442	1,495
Other currencies	16,115	10,628
	319,538	83,130